DEPOSITS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2021
DEPOSITS AND OBLIGATIONS [Abstract]
DEPOSITS AND OBLIGATIONS
14	DEPOSITS AND OBLIGATIONS

a)	This item consists of the following:

	2021	2020
	S/(000)	S/(000)

Demand deposits	58,629,661	54,530,355
Saving deposits	56,945,262	50,069,129
Time deposits (c)	28,668,120	28,121,094
Severance indemnity deposits	4,017,065	7,736,747
Bank’s negotiable certificates	1,327,690	1,202,996
Total	149,587,798	141,660,321
Interest payable	753,064	705,181
Total	150,340,862	142,365,502

The Group has established a policy to remunerate demand deposits and savings accounts according to a growing interest rate scale, based on the average balance maintained in those accounts; on the other hand, according to its policy, balances that are lower than a specified amount for each type of account do not bear interest. Also, time deposits earn interest at market rates.

Interest rates are determined by the Group considering the interest rates prevailing in the market in which each of the Group’s subsidiaries operates.

b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2021	2020
	S/(000)	S/(000)
Non-interest-bearing -
In Perú	45,909,164	44,037,934
In other countries	5,942,042	3,585,185
	51,851,206	47,623,119

Interest-bearing -
In Perú	86,987,254	82,907,313
In other countries	10,749,338	11,129,889
	97,736,592	94,037,202
Total	149,587,798	141,660,321

c)	The balance of time deposits classified by maturity is as follows:

	2021	2020
	S/(000)	S/(000)

Up to 3 months	14,133,476	13,750,133
From 3 months to 1 year	8,661,200	6,849,436
From 1 to 3 years	2,517,392	4,143,040
From 3 to 5 years	419,445	473,479
More than 5 years	2,936,607	2,905,006
Total	28,668,120	28,121,094

In Management’s opinion the Group’s deposits and obligations are diversified with no significant concentrations as of December 31, 2021 and 2020.

At December 31, 2021 and 2020, of the total balance of deposits and obligations, approximately S/50,478.8 million and S/45,448.1 million, respectively, are secured by the Peruvian “Fondo de Seguro de Depósitos” (Deposit Insurance Fund). At said dates, maximum amount of coverage per depositor recognized by “Fondo de Seguro de Depósitos” totaled S/115,637 and S/101,522, respectively.

As of December 31, 2021 and 2020, of the total balance of deposits and obligations, approximately 224,078.1 million Colombian pesos (equivalent to S/219.8 million) and 214,426.3 million Colombian pesos (equivalent to S/228.4 million), respectively, are secured by the Colombian “Financial Institutions Guarantee Fund” (Fogafín, for its Spanish acronym). At said dates, maximum amount of coverage per depositor recognized by “Fogafín” totaled 50,000,000.0 Colombian pesos (equivalent to S/49,050) and 50,000,000.0 Colombian pesos (equivalent to S/53,250), respectively.